Earnings Per Share	12 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 15 – EARNINGS PER SHARE

The following table sets forth the computation of basic and diluted earnings per share for the periods indicated:

	For the years ended June 30,
	2022	2021	2020

Basic earnings per share calculation:
Numerator:
Net income attributable to common shares	$4,455,428	$6,816,572	$2,938,239
Denominator:
Weighted average common shares outstanding	20,924,683	17,279,443	14,689,224
Basic earnings per share attributable to common shares	$0.21	$0.39	$0.20
Diluted earnings per share calculation:
Numerator:
Net income attributable to common shares for calculating diluted earnings per share	$4,455,428	$6,816,572	$2,938,239
Denominator:
Weighted average common shares outstanding	20,924,683	17,279,443	14,689,224
Weighted average common shares equivalents:
Effects of dilutive securities
Warrants	-	-	-
Share options	-	179,479	-
RSUs	132,380	110,518	3,075
Shares used in computing diluted earnings per share attributable to common shares	21,057,063	17,569,440	14,692,299
Diluted earnings per share attributable to common shares	$0.21	$0.39	$0.20

For the years ended June 30, 2022 and 2020, warrants and options were out-of-the-money with no dilutive effect. For the year ended June 30, 2021, warrants were out-of-the-money with no dilutive effect.